SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIE and its subsidiaries

	September 30,	September 30,
	2024	2023
ASSETS
Current assets:
Cash and cash equivalents	$4,474,803	$6,876,195
Accounts receivable, net	1,542,956	1,975,422
Bank acceptance receivable	3,337,137	4,131,392
Inventories, net	5,049,688	4,991,435
Prepayment to suppliers, net	803,767	708,097
Other current assets	791,439	229,992
Total current assets	15,999,790	18,912,533
Property and equipment, net	12,165,110	9,873,502
Intangible assets, net	3,461,132	3,423,582
Long-term investment	—	606,005
Operating lease right of use assets	—	59,300
Deferred tax assets	390,242	10,778
Total assets	$32,016,274	$32,885,700
LIABILITIES
Current liabilities:
Bank loans	$—	$479,715
Accounts payable	4,120,956	3,578,494
Contract liabilities	489,784	1,028,318
Deferred government grants - current	78,718	76,812
Taxes payable	316,789	225,683
Operating lease liabilities, current	—	73,560
Accrued expenses and other payables	914,756	1,207,536
Total current liabilities	5,921,003	6,670,118
Operating lease liabilities, long term	—	24,575
Deferred government grants - noncurrent	134,394	221,879
Total liabilities	6,055,397	6,916,574

	For the Years ended
	September 30,
	2024	2023	2022
Net revenue	$25,097,953	$46,471,478	$64,468,807
Income (loss) from operations	$622,896	$(1,722,218)	$2,502,014
Net income (loss)	$704,119	$(1,674,516)	$2,752,212

	For the Years Ended
	September 30,
	2024	2023	2022
Net cash provided by operating activities	$182,190	$1,203,386	$12,901,270
Net cash used in investing activities	(2,333,429)	(3,700,105)	(1,153,972)
Net cash used in financing activities	(491,728)	(1,190,278)	(5,937,529)
Effect of exchange rate on cash	241,575	(123,754)	(1,018,698)
Net increase (decrease) in cash, cash equivalents and restricted cash	$(2,401,392)	$(3,810,751)	$4,791,071

Schedule of estimated useful lives of the assets

Items	Useful life
Property and buildings	20–40 years
Machinery and equipment	3–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of estimated useful lives of intangible assets

Items	Useful life
Land use rights	50 years
Software	10 years
License for drug manufacturing	10 years

Schedule of shareholders' equity for the non-controlling interest from each subsidiary that is not 100% owned

	As of
	September 30,	September 30,
	2024	2023
Gansu QLS	$1,146,121	$169,574
Chengdu QLS and subsidiaries	181,315	1,332,983
Zhongqiao	22,069	56,711
Total	$1,349,505	$1,559,268

Schedule of selling, general and administrative, research and development expense

	For the Years Ended
	September 30,
	2024	2023	2022
Selling expense	$592,839	$961,679	$751,428
General and administrative expense	2,724,188	2,831,444	2,149,522
Research and development expense	1,361,499	568,470	1,224,344
Total	$4,678,526	$4,361,593	$4,125,294

Schedule of computation of basic and diluted earnings (loss) per share

	For the Years ended September 30,
	2024	2023*		2022 *
Numerator:
Net income (loss) attributable to ordinary shareholders	$(1,442,830)	$(7,780,620)		$1,076,693

Denominator:
Weighted-average number of ordinary shares outstanding – basic	7,226,480	7,226,480	*	7,226,480	*
Weighted-average number of ordinary shares outstanding – diluted	7,226,480	7,226,480	*	7,226,480	*
Earnings per share – basic	$(0.20)	$(1.08)		$0.15
Earnings per share – diluted	$(0.20)	$(1.08)		$0.15

* The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.

	For the Year ended September 30,2023
	As Previously Reported	Retroactive Adjustment	As Retroacted
Numerator:
Net income (loss) attributable to ordinary shareholders	$(7,780,620)	$—	$(7,780,620)

Denominator:
Weighted-average number of ordinary shares outstanding – basic	35,750,000	(28,523,520)	7,226,480
Weighted-average number of ordinary shares outstanding – diluted	35,750,000	(28,523,520)	7,226,480
Earnings per share – basic	$(0.22)	$—	$(1.08)
Earnings per share – diluted	$(0.22)	$—	$(1.08)

	For the Year ended September 30,2022
	As Previously Reported	Retroactive Adjustment	As Retroacted
Numerator:
Net income (loss) attributable to ordinary shareholders	$1,076,693	$—	$1,076,693

Denominator:
Weighted-average number of ordinary shares outstanding – basic	35,750,000	(28,523,520)	7,226,480
Weighted-average number of ordinary shares outstanding – diluted	35,750,000	(28,523,520)	7,226,480
Earnings per share – basic	$0.03	$—	$0.15
Earnings per share – diluted	$0.03	$—	$0.15

Schedule of currency exchange rates

	September 30, 2024	September 30, 2023	September 30, 2022
Year-end spot rate	US$1=RMB 7.0074	US$1=RMB 7.2960	US$1=RMB 7.1135

Average rate	US$1=RMB 7.1178	US$1=RMB 7.0533	US$1=RMB 6.5532

Schedule of reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on recurring basis

	As of	As of
	September 30,	September 30,
	2024	2023
Beginning balance	$13,943,019	$19,470,400
Redemption	(4,800,000)	—
Change in fair value	(819,432)	(5,527,381)
Ending balance	$8,323,587	$13,943,019